Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Tax liability			$ 88,000
Income tax (benefit) expense	$ 100,000	$ 1,000,000	$ 800,000	$ 1,900,000
Effective tax rates	37.70%	19.50%	76.20%	18.10%
U.S. statutory corporate tax rate			26.00%
Valuation allowances	$ 3,400,000		$ 3,400,000		$ 3,600,000
Unrecognized tax benefits	$ 0		$ 0		309,000	$ 309,000	$ 1,640,000
Income tax benefit (expense)					3,900,000	1,300,000
Increase in income tax expense						2,700,000
Deferred tax assets, valuation allowance					3,600,000	4,700,000
Net operating loss carryforwards					300,000	8,900,000
Liability pertaining to uncertain tax positions					300,000	300,000
Accrued interest					40,000.00	40,000.00
Unrecognized tax benefits that would impact effective tax rate					300,000	300,000
Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income, percentage			100.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income, percentage			80.00%
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards						4,800,000
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					$ 16,500,000	$ 19,700,000